Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
19
. Subsequent events
On March 1
5
, 202
2
, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.205 (RMB1.31) per ADS, and is expected to be distributed on or around
 May 6, 2022 to shareholders of record
as of
the close of business on April 13, 2022.